Cover	6 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Ralliant Corporation
Amendment Flag	false
Entity Central Index Key	0002041385
EBP 001
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Ralliant Corporation
Amendment Flag	false
Entity Central Index Key	0002041385